Disclosures about Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments [Abstract]
Carrying amounts and estimated fair values of financial instruments

The carrying amounts and approximate fair values of the Company’s financial instruments are as follows at December 31, 2012 and 2011:

	2012		2011
	Carrying amounts	Approximate fair values	Carrying amounts	Approximate fair values
Financial assets:
Cash and due from banks	$35,790	35,790	37,547	37,547
Securities:
Available-for-sale	15,246	15,246	18,780	18,780
Held-to-maturity	6,960	7,178	5,989	6,165
Federal Reserve Bank Stock	140	140	137	137
Federal Home Loan Bank Stock	513	513	528	528
Loans, net of unearned income and fees	277,435	282,841	267,123	276,862
Bank owned life insurance	3,017	3,017	—	—

Total financial assets	$339,101	345,227	330,104	340,019

Financial liabilities:
Deposits	$315,157	317,922	310,393	315,578
Line of credit	1,900	1,900	2,000	2,000

Total financial liabilities	$317,057	319,822	312,393	317,578

Information about assets and liabilities measured at fair value

Below are tables that present information about certain assets and liabilities measured at fair value:

Fair Value Measurements on December 31, 2012

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Available-for-sale securities	$15,246	$15,246	NA	$15,246	NA
Impaired loans (nonrecurring)	$2,843	$2,843	NA	NA	$2,843
Foreclosed assets (nonrecurring)	$2,393	$2,393	NA	NA	$2,393

Fair Value Measurements on December 31, 2011

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Available-for-sale securities	$18,780	$18,780	NA	$18,780	NA
Impaired loans (nonrecurring)	$5,942	$5,942	NA	NA	$5,942
Foreclosed assets (nonrecurring)	$645	$645	NA	NA	$645

Summary of changes in fair value of nonrecurring assets

The following table sets forth a summary of changes in the fair value of the Company’s nonrecurring Level 3 assets for the year ended December 31, 2012:

	Level 3 Assets
	Year Ended December 31, 2012
	Impaired Loans	Foreclosed Assets
Balance, beginning of the year	$5,942	645
Purchases, sales, issuances, and settlements (net)	(3,099)	1,748

Balance, end of year	$2,843	2,393